Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Deferred Income Taxes [Line Items]
Effective tax rate	(0.30%)	0.90%
Income tax recovery on the amortization expense of acquired intangible assets	$ 47,500	$ 27,300
Tax provision	25,800		$ 26,500
Provision adjustment	(10,571)	(2,830)
Reserves
Disclosure Of Deferred Income Taxes [Line Items]
Deferred taxes	25,923	$ 53
Cumulative Translation Reserve | Reserves
Disclosure Of Deferred Income Taxes [Line Items]
Deferred taxes	$ 26,089